DEFERRED FINANCING COSTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
DEFERRED FINANCING COSTS [Abstract]
Accumulated amortization, deferred finance costs	$ 193	$ 6
2013	244
2014	218
2015	42
2016	41
2017	16
Deferred financing costs, net	$ 561	$ 222